Debt - Interest Rate, Corresponding Maturities, and Contingent Conversion Periods of Cash Convertible Notes (Details) - Cash Convertible Notes	12 Months Ended
Dec. 31, 2020
2021 Notes
Debt Instrument [Line Items]
Annual interest rate	0.875%
Conversion rate	0.0353158235
2023 Notes
Debt Instrument [Line Items]
Annual interest rate	0.50%
Conversion rate	0.0241486395
2024 Notes
Debt Instrument [Line Items]
Annual interest rate	1.00%
Conversion rate	0.021801549